Offerings	Sep. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2029
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,448,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,783.77
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-293652 filed on February 23, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% Senior Notes due 2032
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Act. In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-293652 filed on February 23, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.350% Senior Notes due 2033
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,220,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,132.28
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Act. In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-293652 filed on August February 23, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.700% Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The debt securities issued by CDW LLC and CDW Finance Corporation are guaranteed by CDW Corporation. Pursuant to Rule 457(n) under Act, no separate fee is payable with respect to the guarantee.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 6.100% Senior Notes due 2032
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The debt securities issued by CDW LLC and CDW Finance Corporation are guaranteed by CDW Corporation. Pursuant to Rule 457(n) under Act, no separate fee is payable with respect to the guarantee.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 6.350% Senior Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The debt securities issued by CDW LLC and CDW Finance Corporation are guaranteed by CDW Corporation. Pursuant to Rule 457(n) under Act, no separate fee is payable with respect to the guarantee.